ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2216 anngharaad.reid@us.ing.com
November 29, 2005	BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
Re:

Security Life of Denver Insurance Company
Security Life Separate Account S-L1
Post-Effective Amendment No. 2 to Registration Statement on Form N-6
Prospectus Title: Future Dimensions VUL
File Nos.: 333-119437 and 811-09106
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of Security Life of Denver Insurance Company and its Security Life Separate Account S-L1, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on November 23, 2005.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely, /s/ Anngharaad S. Reid Anngharaad S. Reid

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation